UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21085

The Metzler/Payden Investment Group

(Exact name of registrant as specified in charter)

333 South Grand Avenue, Los Angeles, CA 90071

(Address of principal executive offices) (Zip code)

Edward S. Garlock, Esq.

Payden & Rygel

333 South Grand Avenue, Los Angeles, CA 90071

(Name and address of agent for service)

Registrant’s telephone number, including area code: 213-625-2870

Date of fiscal year end: October 31, 2004

Date of reporting period: October 31, 2004

ITEM 1. REPORT TO SHAREHOLDERS

METZLER/PAYDEN FUNDS

OCTOBER 31, 2004

ANNUAL REPORT 2004

•	Chairman’s Letter

i	Management Discussion and Analysis

1	Portfolio Highlights & Investments

9	Statements of Assets & Liabilities

11	Statements of Operations

13	Statements of Changes in Net Assets

15	Notes to Financial Statements

19	Financial Highlights

21	Report of Independent Registered Public Accounting Firm

22	Fund Expenses

23	Trustees & Officers

Annual Report

Dear Shareholders

Welcome to the Metzler/Payden family of funds. Metzler/Payden, the adviser to the family of European and international funds, is a joint venture founded in 1998 between independent partners, Metzler Bank in Frankfurt and Payden & Rygel, in Los Angeles. In the ever-changing corporate landscape, both companies are committed to maintaining their independence and to offering unbiased investment advice and service. As the European markets continue to grow, and the European Union continues to expand, Metzler/Payden is one of the few mutual fund families dedicated to offering equity investments in regions outside of the United States.

The year of 2004 showed positive stock market returns in most regions outside of the United States, and double-digit returns in many of the smaller capitalized markets. Returns were further buoyed by a falling dollar as investments in foreign-denominated securities rose in value versus the dollar. During the first quarter of 2004, global asset flows into equity funds recovered from the stock aversion following the burst of the stock market bubble in 2000. Global flows into equity mutual funds increased, renewing interest in stocks from all types of investors.

Continuing from a stellar 2003, European emerging markets were once again the stars in 2004. Positive events in the former Eastern block of countries, such as the accession of new members to the European Union and the North Atlantic Treaty Organization, confirmed the commitment of these countries to free markets and political stability. A number of countries in the region saw their credit ratings upgraded by the major agencies further solidifying the ongoing improvements in the region’s economy.

In Western Europe, major labor market restructuring and pension reforms gained momentum. Political commitment and a desire to remain competitive have caused a shake-up in Western Europe’s rigid labor structures. To address the employment gap between the United States and Europe, and to reduce the level of unemployment from above10 percent, corporations have increased working hours, cut vacation days, and at times reduced pay in order to boost productivity.

Diversifying your investments into different asset classes and among the world’s regions is key to successful investments in today’s global economy. Metzler/Payden offers the opportunity for global diversification through its family of European and international funds. We will continue to be vigilant of new investment opportunities, and thank you for your confidence and trust.

Best wishes,

Scott J. Weiner

President

The Metzler/Payden International Equity Fund returned 11.72% for the year ended October 31, 2004, versus the MSCI World Index ex U.S., which returned 19.69% for the same period. International equities had a very strong start in 2004, however, terror fears and high oil prices depressed market returns. Most indices in Europe and Asia dipped into negative territory during the second quarter, but in the third quarter of the year stocks began to improve globally. The geographical composition of the Fund has remained largely unchanged, with Japanese, United Kingdom, French, and German stocks accounting for more than half of the Fund. To reflect the strategists’ bullish view on energy stocks, the Fund overweight at different times BP and Totalfina Elf. They also increased the portfolio holdings of GlaxoSmithKline PLC in order to gain exposure to the healthcare sector. The relative underperformance can be explained by the underweight in euro zone stocks.

The Metzler/Payden European Quant Equity Fund returned 20.17% for the year ended October 31, 2004. The Fund narrowly lagged its benchmark over this period as the MSCI European Index returned 22.38%. The Fund is based on a quantitative model that determines an objective asset allocation via a computer-based model that forecasts returns, eliminating the human influence on the portfolio. European equities performed well throughout the year. The relative strength of the euro versus the U.S. dollar introduced fears that the European economy was going to sputter, but exports remained strong. High commodity prices prompted the Fund’s strategists to overweight investments in oil, gas, and petrochemical companies. Reforms that addressed the labor market rigidity in a number of European countries were prompted by the acceptance of 10 new members to the European Union in May 2004. Fund strategists expect productivity gains and cost reduction to lead to more efficient European economies and further close the gap between European and U.S. employment rates.

The Metzler/Payden European Emerging Markets Fund returned 45.90% for the year ended October 31, 2004. The Fund beat its benchmark, the Nomura Central Eastern Europe Index, which returned 45.24% over the same period. European emerging markets have been one of the top performing sectors in 2004. Integration with the European Union, sizable flows of foreign direct investment, and sensible fiscal and monetary policies are among many factors that have contributed to growth in the region. Eastern Europe has significantly lower labor costs and corporate taxation rates than their western counterparts, which further brightens the growth prospects for the region. Commodity demand, fueled by China, as well as high oil prices, has rewarded the strategists’ choice of energy and materials stock exposure. While in the beginning of the year the Fund had sizable positions in the telecom industry, this has been reduced to increase the exposure to energy stocks. Country exposure has also been modified; with an over-weight in Poland (introduced to take advantage of the undervalued currency and improving exports) has significantly decreased. It has been substituted by an increased exposure to Russia (the oil-rich country’s oil & gas companies were undervalued after the noise from President Putin’s agenda against Yukos). Romanian stocks were also introduced in the Fund.

i

The Metzler/Payden Euroland Blue Chip Fund returned 13.52%, versus 22.68% by the Dow Jones Euro Stoxx 50 Index, for the year ended October 31, 2004. The economies of the countries that decided to adopt the euro have grown steadily, albeit at a slower pace compared to the European community as a whole. After a strong start to the year, based on positive economic indicators and improved sentiment, economic growth slowed as a flight-to-quality was triggered by terror attacks in Spain and Russia. Real gross domestic product (GDP), however, is expected to continue to recover, based on higher investment spending and supportive monetary policy. The Fund has largely retained its geographical composition, while overweighting France, Germany, The Netherlands and Spain. While performance in the technology sector has been lackluster, energy, telecommunications and financial stocks contributed most to the returns of the Fund. The Fund’s lag in performance can be partially attributed to high oil prices that stifled growth in the consumer-oriented sectors.

The Metzler/Payden European Growth Fund returned 13.78% for the year ended October 31, 2004, versus the MSCI Europe Growth Index, which returned 18.38%. After a strong beginning to the year by small and mid-cap companies, the positive trend in returns reversed following the March terror attack in Spain and the surge in oil prices. Positive corporate results during the second quarter of the year were better than expected, which gave stocks a much-needed boost. After a lackluster third quarter, small and mid-cap stocks are once again recovering. The Fund maintained an overweight position in the healthcare sector, which positively contributed to Fund performance. Strategists also increased their exposure to basic resources and oil refining stocks, while underweighting financials.

ii

The Fund seeks long-term capital appreciation by generally investing in equity securities of issuers of any capitalization, primarily in developed market countries and with at least 50% of its assets or income derived outside of the United States.

Top 5 Country Holdings
Japan	20.5%
United Kingdom	15.9%
France	10.6%
Germany	10.4%
Netherlands	4.8%

This information is not part of the audited financial statements.

Schedule of Investments - October 31, 2004

Principal or Shares	Security Description	Value
Consumer Discretionary (6%)
230	Next Plc	$7,053
400	Gestevision Telecinco S.A. (b)	7,657
700	Pearson Plc	7,686
180	Philips Electronics NV	4,270
100	Pinault-Printemps-Redoute	9,443
15	Porsche AG	9,570
300	Vivendi Universal (b)	8,213
250	Volkswagen	11,131
Consumer Staples (3%)
150	Delhaize Group	9,686
40	Nestle	9,488
50	Pernod-Ricard	6,937
Energy (7%)
1,600	BG Group Plc	10,430
2,300	BP Amoco Plc	22,278
80	LUKOIL	10,000
820	Statoil ASA	11,886
80	Technip SA	12,572
45	Total Fina SA	9,379
Exchange Traded Funds (32%)
600	iShares MSCI Brazil Index Fund	11,274
2,100	iShares MSCI Canada Index Fund	34,524
1,700	iShares MSCI Hong Kong Index Fund	18,921
22,200	iShares MSCI Japan Index Fund	220,446
650	iShares MSCI Mexico (Free) Index Fund	13,949
590	iShares MSCI Pacific ex-Japan Index Fund	49,188
Financial (21%)
600	ABN Amro Holding NV	14,385
110	Allianz AG	11,728
410	Alpha Bank A.E.	11,775
500	Axa	10,786
800	Banco S.A.ntander Central Hispano S.A.	8,951
500	Bank of Ireland	6,873
240	BNP Paribas SA	16,373
90	Deutsche Bank AG	6,858
610	Dexia	12,246
850	DNB NOR ASA	7,212
540	Fortis (b)	13,775

Principal or Shares	Security Description	Value
830	HBOS Plc	11,118
1,270	HSBC Holdings Plc	$20,510
320	Hypo Real Estate Holding AG (b)	11,997
410	ING Group NV	10,879
340	OTP Bank Rt.	8,619
460	Royal Bank of Scotland Group Plc	13,557
400	Standard Chartered Plc	7,150
1,400	Storebrand ASA	10,669
2,100	UniCredito Italiano Spa	11,305
50	Zurich Financial Services AG	7,139
Healthcare (5%)
1,390	GlaxoSmithKline Plc	29,275
190	Novartis Ag	9,085
450	Pliva d.d.	6,795
90	Roche Holding Ag	9,225
286	Stada Arzneimittel AG	5,972
Industrial (7%)
670	Assa Abloy AB	9,070
840	Brisa-Auto Estradas de Portugal, S.A.	6,885
1,720	British Aerospace	7,525
1,126	Deutsche Lufthansa - Reg (b)	14,873
400	Exel Plc	5,196
100	Siemens AG	7,461
700	Skansa AB - B	7,646
4,740	Sonae, S.G.P.S., S.A.	5,819
500	Vedior NV	7,365
Materials (4%)
200	BASF Ag	12,506
1,200	BHP Billiton Plc	12,196
600	Clariant AG	8,139
100	Lafarge	9,149
360	Upm-Kymmene Oyj	7,135
Technology (4%)
350	ASML Holding NV (b)	4,999
400	Axalto Holding N.V. (b)	9,462
250	Epcos Ag (b)	3,801
700	Infineon Technologies AG (b)	7,644
50	SAP AG	8,537
4,200	Telefonaktiebolaget LM Ericsson (b)	12,233

1	Metzler/Payden Funds

Principal or Shares	Security Description	Value
Telecommunication (6%)
250	Cesky Telecom AS	$3,295
650	France Telecom	18,651
1,150	Telefonica S.A.	19,028
1,350	Telenor ASA	10,765
3,920	Vodafone Group Plc	10,041
Utility (3%)
3,440	Electricidade de Portugal S.A.	10,205
300	Endesa S.A.	6,103
730	National Grid Transco Plc	6,347
510	Suez SA	11,947

Total (Cost - $995,847) (98%)		1,074,261
Other Assets, net of Liabilities (2%)		24,419

Net Assets (100%)		$1,098,680

(a)	Unrealized appreciation (depreciation) of securities is as follows

Unrealized appreciation	$85,988
Unrealized depreciation	(7,574)

Net unrealized appreciation	$78,414

(b)	Non-income producing security

See notes to financial statements.

Annual Report	2

The Fund seeks long-term capital appreciation by generally investing in equity securities selected from the largest 700 capitalized issuers domiciled in European countries by applying an algorithm-based model.

Top 5 Country Holdings
United Kingdom	35.7%
Germany	13.6%
France	12.3%
Netherlands	7.5%
Switzerland	6.7%

This information is not part of the audited financial statements.

Schedule of Investments - October 31, 2004

Principal or Shares	Security Description	Value
Consumer Discretionary (9%)
390	DaimlerChrysler AG	$16,148
230	LAGardere S.C.A.	14,852
200	LVMH Moet Hennessy Louis Vuitton SA	13,733
1,280	Mediaset Spa	14,632
915	Philips Electronics NV	21,704
2,000	Taylor Woodrow	8,502
Consumer Staples (4%)
180	Casino Guichard-Perrachon SA	12,464
1	Lindt & Spruengli AG	12,979
2,000	Scottish & Newcastle	14,809
Energy (13%)
1,690	Eni SpA	38,466
420	Norsk Hydro ASA	30,950
760	Royal Dutch Petroleum	41,389
3,750	Shell Transporting & Trading Co. Plc	29,523
Financial (34%)
800	Allied Irish Banks Plc	14,004
390	Baloise Holding Ltd.	15,496
800	Banco Espirito Santo	13,718
1,520	Barclays Plc	14,848
450	BNP Paribas SA	30,698
1,160	Cattles Plc	7,583
410	Corporacion Financiera Alba, S.A.	12,582
1,090	Fortis (b)	27,806
5,050	HSBC Holdings Plc	81,554
390	Intermediate Capital Group	7,505
1,890	Nordea AB	16,367
2,215	Prudential Plc	16,289
1,250	Sampo Oyj	14,929
2,750	Slough Estates Plc	22,938
280	Societe Generale	26,029
70	Swiss Life Holding (b)	8,974
550	Swiss Re	33,851
Healthcare (10%)
190	Altana AG	9,623
390	AstraZeneca Plc	15,984
2,020	GlaxoSmithKline Plc	42,544
450	SAnofi Synthelabo SA	32,971

Principal or Shares	Security Description	Value
Industrial (7%)
4,240	British Aerospace	$18,549
950	Deutsche Post AG	18,610
860	Metso Corporation	12,140
380	Siemens AG	28,353
Materials (7%)
590	BASF AG	36,892
3,260	BHP Billiton Plc	33,133
Technology (1%)
4,450	TelefonaktiebolAGet LM Ericsson (b)	12,961
Telecommunication (11%)
4,330	BT Group Plc	14,769
4,400	Cable & Wireless Plc	8,443
1,830	Deutsche Telekom AG (b)	35,147
2,040	Koninklijke (Royal) KPN NV	16,356
8,050	MMO2 Plc (b)	15,557
1,300	Telefonica S.A.	21,510
Utilities (5%)
1,440	Endesa S.A.	29,296
5,010	Northumbrian Water Group Plc	13,868
820	Pennon Group Plc	13,860

Total (Cost - $998,353) (101%)		1,065,888
Liabilities in excess of Other Assets (-1%)		(15,190)

Net Assets (100%)		$1,050,698

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$79,155
Unrealized depreciation	(11,620)

Net unrealized appreciation	$67,535

(b)	Non-income producing security

See notes to financial statements.

3	Metzler/Payden Funds

The Fund seeks long-term capital appreciation by generally investing in equity securities of issuers of any capitalization organized in European emerging market countries.

Top 5 Country Holdings
Russia	31.9%
Poland	18.7%
Hungary	14.3%
Czech Republic	11.0%
Romania	7.6%

This information is not part of the audited financial statements.

Schedule of Investments - October 31, 2004

Principal or Shares	Security Description	Value
Common Stocks (93%)
Consumer Discretionary (2%)
800	Amica Wronki (b)	$7,680
500	Cersanit-Krasnystaw SA (b)	16,911
40,850	Compa S.A.	16,110
250	Debica	8,234
3,800	Fabryka Kotlow Rafako (b)	13,246
2,900	Fabryki Mebli Forte (b)	11,993
900	Oriflame Cosmetics SA (b)	18,324
Consumer Staples (2%)
25,000	Browary Polskie Brok-Strzelec (b)	11,816
1,850	Farmacol S.A. (b)	16,941
2,150	Hoop	5,748
80	Philip Morris CR As	47,116
Energy (29%)
2,800	LUKOIL - USD	349,300
500	LUKOIL - EUR	62,656
3,300	MOL Magyar Olaj-es Gazipari Rt.	185,185
4,800	Oao Gazprom - Spon ADR	179,328
2,000	PetroKazakhstan Inc.	73,800
16,000	Polski Koncern Naftowy Orlen S.A.	172,983
3,700	Sibneft - ADR	137,751
750,000	SNP Petrom SA	65,026
1,500	Surgutneftegaz	59,843
3,300	Surgutneftegaz ADR	131,670
Financial (21%)
273,700	Banca Transilvania	69,819
4,000	Bank Pekao SA	152,424
400	Bank Przemyslowo-Handlowy PBK S.A.	53,821
1,500	Bank Zachodni WBK S.A.	37,884
2,000	Erste Bank AG	89,228
1,300	FHB Land Credit & Mortgage Bank	69,703
1,400	Komercni Banka As	177,198
10,550	OTP Bank Rt.	267,457
60,000	Romanian Development Bank	59,157
150	Sberbank RF	69,600
Healthcare (3%)
900	Gedeon Richter Rt.	106,328
3,400	Pliva d.d.	51,340
Industrial (3%)
950,000	Rulmentul Brasov S.A. (b)	55,604
19,000	Turbomechanica S.A.	64,822

Principal or Shares	Security Description	Value
Materials (10%)
1,000,000	Amonil S.A.	$20,188
1,400	Budimex SA (b)	19,685
400	Grupa Kety SA	15,242
13,000	Highland Gold Mining Limited	64,276
7,000	KGHM Polska Miedz S.A. (b)	69,063
1,900	Mining and Metallurgical Company Norilsk Nickel	117,990
7,900	Pannonplast Rt. (b)	45,237
1,000,000	Rompetrol Rafinare SA (b)	20,971
98,000	Stalexport SA (b)	77,293
1,125	Wienerberger AG	44,739
Telecommunications (18%)
2,150	AO VimpelCom - ADR (b)	245,100
12,500	Cesky Telecom AS	164,767
31,400	Magyar Tavkozlesi Rt (Matav)	131,746
800	Mobile Telesystems - ADR	116,096
16,000	Netia S.A. (b)	19,472
42,000	Telekomunikacja Polska SA	203,468
Utilities (5%)
13,450	CEZ	149,736
2,800	Unified Energy System	88,144

Total Common Stocks (Cost - $3,779,703)		4,529,259
Investment Companies (7%)
347,367	Dreyfus Treasury Cash Management Fund	347,367

Total (Cost - $4,127,070) (a) (100%)		4,876,626
Liabilities in excess of Other Assets (-0%)		(7,281)

Net Assets (100%)		$4,869,345

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$782,013
Unrealized depreciation	(32,457)

Net unrealized appreciation	$749,556

(b)	Non-income producing security

See notes to financial statements.

Annual Report	4

The Fund seeks long-term capital appreciation by generally investing in equity securities of large capitalization issuers organized in Euroland countries.

Top 5 Country Holdings
France	21.3%
Germany	21.1%
Netherlands	9.8%
Spain	9.0%
Belgium	6.2%

This information is not part of the audited financial statements.

Schedule of Investments - October 31, 2004

Principal or Shares	Security Description	Value
Consumer Discretionary (10%)
310	DaimlerChrysler AG	$12,835
25	Porsche AG	15,951
350	VolkswAGen	15,584
460	Philips Electronics NV	10,911
250	M6 Metropole Television	6,528
410	Vivendi Universal (b)	11,225
1,550	SES Global	16,054
150	Pinault-Printemps-Redoute	14,165
Consumer Staples (3%)
250	Delhaize Group	16,144
80	Pernod-Ricard	11,099
Energy (11%)
1,800	BG Group Plc	11,733
1,100	BP Amoco Plc	10,655
140	LUKOIL	17,500
1,450	Statoil ASA	21,017
90	Technip SA	14,144
200	Total Fina SA	41,686
Financial (34%)
1,280	ABN Amro Holding NV	30,689
225	Allianz AG	23,989
600	Alpha Bank A.E.	17,232
860	Axa	18,552
750	Banco Bilbao Vizcaya Argentaria S.A.	11,796
2,280	Banco S.A.ntander Central Hispano S.A.	25,510
1,150	Bank of Ireland	15,808
615	BNP Paribas SA	41,954
200	Deutsche Bank AG	15,240
1,130	Dexia	22,685
1,060	Fortis (b)	27,041
450	Hypo Real Estate Holding AG (b)	16,871
970	ING Group NV	25,737
700	OTP Bank Rt.	17,746
710	Riunione Adriatica di Sicurta	15,034
4,050	UniCredito Italiano SpA	21,803
Healthcare (2%)
850	GlaxoSmithKline Plc	17,902
210	Stada Arzneimittel AG	4,385
Industrial (13%)
1,250	Assa Abloy AB	16,922
1,600	Brisa-Auto Estradas de Portugal, S.A.	13,114

Principal or Shares	Security Description	Value
3,150	British Aerospace	$13,780
1,618	Deutsche Lufthansa - Reg (b)	21,372
340	Siemens AG	25,368
1,900	Skansa AB - B	20,752
8,610	Sonae, S.G.P.S., S.A.	10,569
750	Vedior NV	11,048
Materials (7%)
400	BASF AG	25,011
1,040	Clariant AG	14,108
180	Lafarge	16,468
590	Upm-Kymmene Oyj	11,694
Technology (8%)
800	ASML Holding NV (b)	11,426
600	Axalto Holding N.V. (b)	14,194
350	Epcos AG (b)	5,321
1,000	Infineon Technologies AG (b)	10,920
120	SAP AG	20,489
8,700	TelefonaktiebolAGet LM Ericsson (b)	25,339
Telecommunications (9%)
400	Cesky Telecom AS	5,273
950	France Telecom	27,259
2,620	Telefonica S.A.	43,352
1,800	Telenor ASA	14,353
Utilities (6%)
130	E.ON AG	10,602
5,500	Electricidade de Portugal S.A.	16,316
750	Endesa S.A.	15,258
1,000	Suez SA	23,426

Total (Cost - $987,802) (103%)		1,060,939
Liabilities in excess of Other Assets (-3%)		(30,038)

Net Assets (100%)		$1,030,901

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$84,409
Unrealized depreciation	(11,272)

Net unrealized appreciation	$73,137

(b)	Non-income producing security

See notes to financial statements.

5	Metzler/Payden Funds

The Fund seeks long-term capital appreciation by generally investing in common and preferred growth stocks of issuers of any capitalization organized in European countries.

Top 5 Country Holdings
Germany	25.3%
United Kingdom	15.6%
France	11.8%
Switzerland	11.7%
Netherlands	8.0%

This information is not part of the audited financial statements.

Schedule of Investments - October 31, 2004

Principal or Shares	Security Description	Value
Common Stocks (101%)
Consumer Discretionary (10%)
2,100	Great Universal Stores	$34,357
2,300	NRJ Group	47,762
2,100	OPAP	42,911
100	Porsche AG	63,802
7,300	SES Global	75,610
3,300	United Business Media Plc	28,904
70	Valora Holding AG	16,061
Consumer Staples (3%)
700	Delhaize Group	45,202
300	Pernod-Ricard	41,622
200	Wella AG - Preferred Stock	20,712
Energy (9%)
4,800	BG Group Plc	31,289
2,200	Cairn Energy Plc (b)	59,463
600	Norsk Hydro ASA	44,214
900	Royal Dutch Petroleum	49,014
2,900	Statoil ASA	42,034
350	Technip SA	55,003
Financial (15%)
250	Allianz AG	26,654
2,909	Anglo Irish Bank	55,424
2,200	Barclays Plc	21,491
300	BNP Paribas SA	20,466
8,200	Converium Holding AG	61,112
5,500	DNB NOR ASA	46,665
2,000	Hypo Real Estate Holding AG (b)	74,983
2,500	ING Group NV	66,333
3,900	IVG Immobillien AG	54,358
8,600	Storebrand ASA	65,535
Healthcare (16%)
530	Actelion Ltd. (b)	60,802
1,500	Cambridge Antibody Technology Group (b)	18,454
800	Fresenius AG	67,822
3,200	GlaxoSmithKline Plc	67,396
1,666	GPC Biotech AG (b)	21,197
600	Novartis AG	28,689
800	Omega Pharma SA	43,885
2,100	Pliva d.d.	31,710
650	Roche Holding AG	66,622
80	Serono SA	49,874
2,000	Stada Arzneimittel AG	41,762

Principal or Shares	Security Description	Value
Industrial (13%)
1,300	Adecco SA	$62,757
82,000	Alstom (b)	55,572
1,100	Autostrade S.p.A	24,123
11,200	British Airways (b)	44,267
1,000	Continental AG	54,728
5,300	Deutsche Lufthansa - Reg	70,008
2,600	European Aeronautic Defence	74,305
200	SIG Holding AG	37,515
Materials (6%)
2,500	Anglo American Plc	54,811
4,000	BHP Billiton Plc	40,653
5,200	Imperial Chemical	20,004
1,700	Masterflex AG	61,496
Technology (15%)
3,950	Amadeus Global Travel Distribution	32,477
3,700	ASML Holding NV (b)	52,847
2,700	Axalto Holding N.V. (b)	63,871
4,000	Epcos AG (b)	60,815
800	Grenkeleasing AG	30,331
6,200	Infineon Technologies AG (b)	67,705
10,500	Logica Plc	34,029
300	SAP AG	51,223
2,700	Tele Atlas NV (b)	31,245
23,500	TelefonaktiebolAGet LM Ericsson (b)	68,445
Telecommunication (11%)
1,400	Bouygues SA	55,281
2,500	Cosmote Mobile Telecommunications	45,266
3,400	Deutsche Telekom AG	65,301
30,000	MMO2 Plc (b)	57,978
9,000	Telecom Italia Mobile Spa	53,168
8,000	Telenor ASA	63,791
Transportation (3%)
2,400	Endesa S.A.	48,826
1,300	Vivendi Environment	39,480

Total Common Stocks (Cost - $3,049,908)		3,211,512
Investment Companies (2%)
77,991	Dreyfus Treasury Cash ManAGement Fund	77,991

Total (Cost - $3,127,899) (a) (103%)		3,289,503
Liabilities in excess of Other Assets (-3%)		(96,325)

Net Assets (100%)		$3,193,178

Annual Report	6

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$181,288
Unrealized depreciation	(19,684)

Net unrealized appreciation	$161,604

(b)	Non-income producing security

See notes to financial statements.

7	Metzler/Payden Funds

(THIS PAGE INTENTIONALLY LEFT BLANK)

Annual Report	8

October 31, 2004

International Equity Fund
ASSETS:
Investments, at value (1)	$1,074,261
Foreign cash (2)	47,404
Cash	13,197
Receivable for:
Interest and dividends	660
Fund shares sold
Investments sold
Receivable from Advisor (Note 3)	9,724
Other assets	5,209

Total Assets	1,150,455

LIABILITIES:
Bank overdraft
Payable for investments purchased	13,632
Accrued expenses:
Administration fees (Note 3)	73
Trustee fees and expenses	1,267
Other liabilities	36,803

Total Liabilities	51,775

NET ASSETS	$1,098,680

NET ASSETS:
Paid in capital	$945,010
Undistributed net investment income (loss)	1,070
Undistributed net realized gains (losses) from investments	73,041
Net unrealized appreciation (depreciation) from:
Investments	46,520
Translation of assets and liabilities in foreign currencies	33,039

NET ASSETS	$1,098,680

Outstanding shares of beneficial interest	84,645

NET ASSET VALUE:
Net asset value and redemption price per share	$12.98
Maximum offering price per share	$12.98

(1) Investments, at cost	$995,847
(2) Foreign cash, at cost	$46,183

See notes to financial statements.

9	Metzler/Payden Funds

European Quant Equity Fund	European Emerging Markets Fund	Euroland Blue Chip Fund	European Growth Fund

$1,065,888	$4,876,626	$1,060,939	$3,289,503
5,076	19,263	6,975	56,599
4,061

1,277	10,049	1,481	954
	51,970
	60,623	23,665	42,813
7,988	12,678	10,770	10,664
5,336	5,215	5,737	4,041

1,089,626	5,036,424	1,109,567	3,404,574

		6,797
	114,748	26,012	166,809

70	298	86	194
1,198	4,073	2,839	2,463
37,660	47,960	42,932	41,930

38,928	167,079	78,666	211,396

$1,050,698	$4,869,345	$1,030,901	$3,193,178

$962,370	$3,770,131	$962,105	$2,942,348
77	(8,299)	(109)	(149)
20,580	357,428	(4,288)	89,403

22,917	558,490	29,628	43,531
44,754	191,595	43,565	118,045

$1,050,698	$4,869,345	$1,030,901	$3,193,178

83,433	274,369	76,006	233,293

$12.59	$17.75	$13.56	$13.69
$12.59	$18.83	$14.39	$14.53

$998,353	$4,127,070	$987,802	$3,127,899
$4,996	$18,908	$6,938	$56,048

See notes to financial statements.

Annual Report	10

Period ended October 31, 2004

International Equity Fund
INVESTMENT INCOME:
Interest income (Note 2)	$845
Dividend income	15,290
Foreign tax withholding	(1,889)

Investment Income	14,246
EXPENSES:
Investment advisory fees (Note 3)	7,228
Administration fees (Note 3)	771
Custodian fees	15,234
Transfer agent fees	12,490
Registration	14,448
Trustee fees and expenses	9,285
Printing and mailing costs	2,559
Pricing	1,092
Legal fees	8,535
Accounting fees	37,932
Audit fees	32,098
Distribution fees
Other expenses	1,072

Gross Expenses	142,744
Custodian credits (Note 2)	(607)
Expense subsidy (Note 3)	(132,982)

Net Expenses	9,155

Net Investment Income (Loss)	5,091

REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) from:
Investments	68,541
Foreign currency transactions	18,171
Futures, options and swap contracts	4,582
Change in net unrealized appreciation (depreciation) from:
Investments	(2,492)
Translation of assets and liabilities in foreign currencies	3,635
Futures, options and swap contracts	2,303

Net Realized and Unrealized Gains (Losses)	94,740

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$99,831

See notes to financial statements.

11	Metzler/Payden Funds

European Quant Equity Fund	European Emerging Markets Fund	Euroland Blue Chip Fund	European Growth Fund

$259	$2,039	$545	$1,178
29,210	64,820	45,881	31,651
(3,501)	(9,832)	(6,787)	(3,919)

25,968	57,027	39,639	28,910

7,257	20,349	12,581	12,014
774	2,171	1,342	1,282
19,482	33,882	23,849	20,982
12,531	19,836	15,676	14,581
14,504	16,897	15,658	15,934
10,083	24,519	13,296	13,040
3,512	9,865	8,382	5,190
1,061	1,594	1,028	1,687
8,722	20,522	9,915	11,183
37,918	37,918	37,918	37,918
31,991	32,634	31,912	32,253
	5,722	3,780	3,347
842	1,819	1,218	1,492

148,677	227,728	176,555	170,903
(61)	(7)	(282)
(139,424)	(196,224)	(156,558)	(152,339)

9,192	31,497	19,715	18,564

16,776	25,530	19,924	10,346

124,395	357,947	3,758	89,298
(4,699)	(33,534)	(25,165)	(1,975)
3,304		762	4,247

(7,861)	465,126	(14,586)	(34,686)
21,149	194,414	29,610	97,964

136,288	983,953	(5,621)	154,848

$153,064	$1,009,483	$14,303	$165,194

See notes to financial statements.

Annual Report	12

Periods ended October 31st

	International Equity Fund		European Quant Equity Fund
	2004	2003 (1)	2004	2003 (1)
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$5,091	$1,848	$16,776	$5,590
Net realized gains (losses) on investments	91,294	47,864	123,000	26,755
Change in net unrealized appreciation (depreciation)	3,446	76,112	13,288	54,382

Change in Net Assets Resulting from Operations	99,831	125,824	153,064	86,727

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(25,080)		(14,790)
Net realized gains from investments	(46,905)		(136,673)

Change in Net Assets from Distributions to Shareholders	(71,985)	—	(151,463)	—

FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold	173,115	700,010	300,433	700,010
Reinvestment of distributions	71,895		151,346
Cost of fund shares redeemed	(10)		(189,419)
Proceeds from redemption fees (Note 3)

Change in Net Assets from Capital Transactions	245,000	700,010	262,360	700,010

Total Change in Net Assets	272,846	825,834	263,961	786,737

NET ASSETS:
Beginning of period	825,834	—	786,737	—

End of period	$1,098,680	$825,834	$1,050,698	$786,737

Undistributed net investment income (loss)	$1,070	$2,888	$77	$2,790

FUND SHARES OF BENEFICIAL INTEREST:
Outstanding shares at beginning of period	65,431	—	64,015	—

Shares sold	13,489	65,431	22,106	64,015
Shares issued in reinvestment of distributions	5,726		12,007
Shares redeemed	(1)		(14,695)

Change in shares outstanding	19,214	65,431	19,418	64,015

Outstanding shares at end of period	84,645	65,431	83,433	64,015

LONG TERM INVESTMENT ACTIVITY:
Purchase of investments (excluding government)	1,489,792		2,938,892
Sale of investments (excluding government)	1,036,197		2,800,327
Purchase of government securities	—		—
Sale of government securities	—		—
(1) The Funds commenced operations on December 30, 2002

See notes to financial statements.

13	Metzler/Payden Funds

European Emerging Markets Fund		Euroland Blue Chip Fund		European Growth Fund
2004	2003 (1)	2004	2003 (1)	2004	2003 (1)

$25,530	$10,400	$19,924	$5,569	$10,346	$5,132
324,413	153,892	(20,645)	10,626	91,570	37,704
659,540	90,545	15,024	58,168	63,278	98,297

1,009,483	254,837	14,303	74,363	165,194	141,133

(5,056)		(9,408)		(17,586)
(160,050)		(15,735)		(37,912)

(165,106)	—	(25,143)	—	(55,498)	—

3,260,900	1,280,523	2,352,715	300,010	2,204,746	700,010
165,106		24,110		55,432
(941,624)	(2,096)	(1,711,951)		(17,839)
7,322		2,494

2,491,704	1,278,427	667,368	300,010	2,242,339	700,010

3,336,081	1,533,264	656,528	374,373	2,352,035	841,143

1,533,264	—	374,373	—	841,143	—

$4,869,345	$1,533,264	$1,030,901	$374,373	$3,193,178	$841,143

$(8,299)	$4,761	$(109)	$9,270	$(149)	$5,407

113,850	—	30,001	—	66,271	—

214,038	114,069	172,646	30,001	164,166	66,271
12,720		1,819		4,211
(66,239)	(219)	(128,460)		(1,355)

160,519	113,850	46,005	30,001	167,022	66,271

274,369	113,850	76,006	30,001	233,293	66,271

4,446,161		4,379,054		5,199,670
2,335,378		3,722,314		2,964,170
—		—		—
—		—		—

See notes to financial statements.

Annual Report	14

October 31, 2004

1.    Organization and Related Matters

The Metzler/Payden Investment Group (the “Group”) is an open-end management investment company organized as a Delaware business trust on March 22, 2002 and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. Each of its funds (each a “Fund,” collectively the “Funds”) is a series of the Group. The Funds commenced operations on December 30, 2002. The International Equity and the European Quant Equity Funds are no-load Funds and the European Emerging Markets, Euroland Blue Chip and European Growth Funds are subject to an initial sales charge at the time of purchase up to 5.75% of the public offering price. Each of the Funds is able to issue unlimited shares at no par value.

Each of the Funds, except for the Euroland Blue Chip Fund, has been classified as non-diversified.

2.    Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Securities Valuation

Foreign equity securities are valued based upon the last sale price on the foreign exchange or market on which they are principally traded as of the close of the appropriate exchange or, if there have been no sales during the day, at the last bid price. Options, futures, swaps and other similar assets are valued at the last available bid price in the case of listed securities or on the basis of information provided by the institution with which the Fund entered into the transaction in the case of other securities. Investments in investment companies are valued at their net asset values as reported by such companies. Non-U.S. dollar securities are translated into U.S. dollars using the spot exchange rate at the close of the London market.

All other securities not described above are appraised at the fair value as determined in good faith under procedures established by the Board of Trustees. In considering fair value of a security, a number of factors are taken into consideration. Depending on the underlying circumstances at the time, these factors may

include: the cost of the security or the last reported sales price of the security, as a starting point; changes in interest rates; changes in yield spreads of similarly rated or structured securities; fundamental analytical information relating to the security; the value of other similar securities traded on other markets or among dealers; the general financial condition of the issuer; recent developments affecting the issuer; information, including price quotations, from other financial institutions or analysts; or government actions or pronouncements and other significant events affecting the economy, the markets, the fundamental value of the issuer or of the issuer’s industry.

Investment Transactions and Related Income

Investment transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains or losses on investment transactions are determined on the identified cost basis.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. The Funds purchase securities that are denominated in foreign currencies. Investment securities, other assets and liabilities denominated in a foreign currency, are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expense are translated into U.S. dollars at the exchange rates on the dates of the respective transactions. The Funds isolate that portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in security prices.

Reported net realized foreign exchange gains or losses arise from sales and maturities of securities, purchases and sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the differences between the amounts of income or expenses recorded on the Fund’s books and the U.S. dollar equivalents of the amounts actually received or paid. Net unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currency arise from changes in the value of assets and liabilities, including investments in securities, resulting from changes in the foreign exchange rates.

Futures Contracts

The Funds may invest in stock index futures contracts, which are an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading

15	Metzler/Payden Funds

day of the contract and the price at which the index contract was originally written. Variation margin accounting procedures apply to these index futures contracts. Each Fund invests in these futures contracts to permit the Funds to meet their objectives at a lower cost than investing directly in equity securities, while permitting the equivalent of an investment in a portfolio of equity securities. The potential risk to the Funds is that the change in value of the underlying index may not correlate to the change in value of the contracts.

Forward Currency Contracts

The Funds may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Funds enter into forward contracts to protect against adverse currency movements. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contact settlement date, at which time the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counter parties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and net realized gains on foreign currency transactions are declared and paid semiannually. Net realized gains on investments, if any, are declared and distributed at least annually. All distributions are paid in the form of additional shares unless cash payment is requested.

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Federal Income Taxes

It is the policy of each Fund to meet the requirements for qualification as a regulated investment company as defined in applicable sections of the Internal Revenue Code (the “Code”), and to make distributions of net investment income and net realized gains sufficient to relieve it from all Federal income or excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

Each Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. The differences arise primarily from the treatment of foreign currency transactions and futures contracts and the deferral of certain losses under Federal income tax regulations. Accordingly, the amounts of net investment income and net realized gains or losses reported in these financial statements may differ from those reported in the Fund’s tax return.

Custodian Credits

The Funds have entered into an agreement with the custodian, whereby they earn custodian fee credits for temporary cash balances. These credits, which offset custodian fees that may be charged to each Fund, are based on 75% of the daily effective federal funds rate, and are disclosed in the statement of operations.

Other

Shared expenses incurred by the Group are allocated among the Funds on the basis of relative net assets. Fund-specific expenses are charged to each Fund as incurred.

3.    Related Party Transactions

Metzler/Payden, LLC (the “Adviser”) provides investment advisory service. Under the terms of the investment advisory agreement, the Adviser is entitled to receive fees monthly, computed on the average daily net assets at an annualized rate of 0.75%.

The Adviser agreed to guarantee that, for so long as it acts as investment adviser to the Funds, the expenses of the Funds, including advisory fees (exclusive of interest and taxes) will not exceed 1.50% of the Funds’ average daily net assets on an annualized basis. The Adviser also voluntarily agreed to temporarily limit total expenses (exclusive of interest and taxes) of the Funds to 0.95% through October 31, 2004. Effective February 1, 2004 the voluntary expense cap for the European Emerging Markets, Euroland Blue Chip and European Growth Funds was increased to 1.20% through October 31, 2004.

The Funds remain liable to the Adviser for expenses subsidized in any fiscal year up to a maximum of three years from the end of the period in which the expenses were subsidized as long as any reimbursement will not cause the annual expense ratio for the year in which it is made to exceed the amount of the expense guarantee or voluntary expense cap (whichever is in effect at the time of reimbursement).

Annual Report	16

The deferred expense subsidy represents the cumulative amount of expenses subsidized for the Funds through the end of the period. It is not recorded as liabilities in the statement of assets and liabilities, but will be recognized as net expense in the statements of operations as expenses previously deferred in future periods, if expense limits permit. As of October 31, 2004, the deferred expense subsidy was $244,418 for the International Equity Funds, $250,462 for the European Quant Equity, $316,632 for the European Emerging Markets, $266,893 for the Euroland Blue Chip, and $279,620 for the European Growth.

Treasury Plus, Inc., a wholly owned subsidiary of Payden & Rygel, serves as administrator to the Group. Under the terms of the administration agreement, Treasury Plus, Inc. receives fees monthly, computed on the average daily net assets of the Group at an annualized rate of 0.08%.

Under a distribution agreement with the International Equity and the European Quant Equity Funds, Payden & Rygel Distributors is not entitled to receive any fees for distribution. Each of the European Emerging Markets, Euroland Blue Chip and European Growth Funds has adopted a plan pursuant to SEC Rule 12b-1 by which Payden & Rygel Distributors receives fees monthly, computed on the average net assets of the funds, at an annualized rate of 0.25%. Payden & Rygel Distributors may also receive commission from the front-end sales charge.

The Funds employ a redemption fee on shareholders payable to the Funds and equal to 2% of the value of shares redeemed if the shares are held less than one calendar month.

Certain officers and/or trustees of the Fund are affiliated with Metzler/Payden LLC, Payden & Rygel, Payden & Rygel Distributors and/or Treasury Plus, Inc. Such officers and trustees receive no fees from the Funds for serving as officers and/or trustees of the Funds.

17	Metzler/Payden Funds

4.    Federal Income Taxes

For Federal income tax purposes the Funds had no capital loss carryforwards.

The tax character of distributions paid during the fiscal year ended October 31, 2004 is as follows:

	Ordinary Income	Long Term Capital Gains
International Equity	$71,985
European Quant Equity	151,463
European Emerging Markets	165,106
Euroland Blue Chip	16,335	$8,808
European Growth	55,498

At October 31, 2004 net unrealized appreciation (depreciation) on investments for Federal income tax purposes are as follows:

	Cost of Investments Federal Income Tax Purposes	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation on Investments
International Equity	$999,249	$82,586	$(7,574)	$75,012
European Quant Equity	999,867	77,642	(11,620)	66,022
European Emerging Markets	4,143,706	763,380	(32,458)	730,922
Euroland Blue Chip	1,011,721	60,492	(11,271)	49,221
European Growth	3,105,371	180,194	(19,684)	160,510

At October 31, 2004 the components of accumulated earnings (deficit) for Federal income tax purposes are as follows:

	Undistributed Ordinary Income	Undistributed Realized Long Term Capital Gains	Total Distributable Earnings
International Equity	$66,295	$11,360	$77,655
European Quant Equity	288	22,006	22,294
European Emerging Markets	324,084	43,899	367,983
Euroland Blue Chip		19,627	19,627
European Growth	56,226	34,271	90,497

Annual Report	18

For a share outstanding during the periods ended October 31st

	International Equity Fund		European Quant Equity Fund
	2004	2003 (1)	2004	2003 (1)
Net asset value — beginning of period	$12.62	$10.00	$12.29	$10.00

Income (loss) from investment activities:
Net investment income	0.11	0.03	0.10	0.09
Net realized and unrealized gains (losses)	1.31	2.59	2.30	2.20

Total from investment activities	1.42	2.62	2.40	2.29

Distributions to shareholders:
From net investment income	(0.34)		(0.20)
From net realized gains	(0.72)		(1.90)

Total distributions to shareholders	(1.06)	0.00	(2.10)	0.00

Proceeds from redemption fees	0.00	0.00	0.00	0.00

Net asset value — end of period	$12.98	$12.62	$12.59	$12.29

Total return (2)	11.72%	26.21%	20.17%	22.90%

Ratios/supplemental data:
Net assets, end of period	$1,098,680	$825,834	$1,050,698	$786,737
Ratio of gross expense to average net assets (4)	14.70%	32.69%	15.35%	37.67%
Ratio of net expense to average net assets (4)	0.95%	0.95%	0.95%	0.95%
Ratio of investment income less gross expenses to average net assets (4)	(13.26%)	(31.21%)	(12.67%)	(34.87%)
Ratio of net investment income to average net assets (4)	0.49%	0.53%	1.73%	1.85%
Portfolio turnover rate	121%	114%	295%	253%

(1)	The Funds commenced operations on December 30, 2002
(2)	Not annualized for periods less than one year
(4)	Annualized for periods less than one year

See notes to financial statements.

19	Metzler/Payden Funds

	European Emerging Markets Fund			Euroland Blue Chip Fund			European Growth Fund
	2004		2003 (1)	2004		2003 (1)	2004		2003 (1)
Net asset value — beginning of period	$13.47		$10.00	$12.48		$10.00	$12.69		$10.00

Income (loss) from investment activities:
Net investment income	0.09		0.09	0.20		0.19	0.13		0.08
Net realized and unrealized gains (losses)	5.55		3.38	1.46		2.29	1.60		2.61

Total from investment activities	5.64		3.47	1.66		2.48	1.73		2.69

Distributions to shareholders:
From net investment income	(0.04)			(0.36)			(0.17)
From net realized gains	(1.35)			(0.23)			(0.56)

Total distributions to shareholders	(1.39)		0.00	(0.59)		0.00	(0.73)		0.00

Proceeds from redemption fees	0.03		0.00	0.01		0.00	0.00		0.00

Net asset value — end of period	$17.75		$13.47	$13.56		$12.48	$13.69		$12.69

Total return (2)	45.90	%(3)	34.69%	13.52	%(3)	24.78%	13.78	%(3)	26.90%

Ratios/supplemental data:
Net assets, end of period	$4,869,345		$1,533,264	$1,030,901		$374,373	$3,193,178		$841,143
Ratio of gross expense to average net assets (4)	8.36%		21.19%	10.51%		42.68%	10.63%		31.22%
Ratio of net expense to average net assets (4)	1.16%		0.95%	1.17%		0.95%	1.15%		0.95%
Ratio of investment income less gross expenses to average net assets (4)	(6.27%)		(18.49%)	(8.15%)		(39.63%)	(8.83%)		(29.05%)
Ratio of net investment income to average net assets (4)	0.93%		1.75%	1.19%		2.10%	0.65%		1.22%
Portfolio turnover rate	89%		141%	236%		137%	193%		177%

(1)	The Funds commenced operations on December 30, 2002
(2)	Not annualized for periods less than one year
(3)	Total return does not reflect any applicable sales charges
(4)	Annualized for periods less than one year

See notes to financial statements.

Annual Report	20

Board of Trustees and Shareholders

Metzler/Payden Investment Group

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Metzler/Payden Investment Group (the “Group”), comprising the International Equity Fund, European Quant Equity Fund, European Emerging Markets Fund, Euroland Blue Chip Fund and European Growth Fund as of October 31, 2004 and the related statements of operations for the year then ended, the statement of changes in net assets and the financial highlights for the year then ended and for the period from December 30, 2002 (commencement of operations) to October 31, 2003. These financial statements and financial highlights are the responsibility of the Group’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds constituting the Metzler/Payden Investment Group as of October 31, 2004, the results of their operations for the year then ended, the changes in their net assets and the financial highlights for the year then ended and for the period from December 30, 2002 (commencement of operations) to October 31, 2003 in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Chicago, Illinois

December 22, 2004

21	Metzler/Payden Funds

Understanding Your Fund’s Expenses

Shareholders of mutual funds incur two types of costs: transaction costs incurred from buying or selling Fund shares and ongoing costs incurred from the Funds daily operations. The tables below are provided to highlight ongoing cost only. If transaction costs were included your cost would have been higher.

Actual Expenses

The first table is useful in estimating actual expenses paid during the six-month period ended October 31, 2004. It uses the Fund’s actual return and expense ratio for the period (184/366 days) to calculate the ongoing expenses paid by a shareholder with an initial investment of $1,000. To estimate the actual expenses that you paid over the period, divide your account value by 1,000 and multiply that number by the number in the Expenses Paid During the Period column. For example a $10,500 account value divided by 1,000 equals 10.5 times $4.88 for the International Equity Fund yields $51.24 in expense for the period.

	Value May 1, 2004	Value Oct 31, 2004	6-Month Net Return	Annualized Expense Ratio	Expenses Paid During the Period
International Equity	$1,000.00	$1,042.30	4.23%	0.95%	$4.88
European Quant Equity	1,000.00	1,064.60	6.46%	0.95%	4.93
European Emerging Markets	1,000.00	1,191.30	19.13%	1.20%	6.61
Euroland Blue Chip	1,000.00	1,059.30	5.93%	1.20%	6.21
European Growth Fund	1,000.00	1,038.70	3.87%	1.20%	6.15

Hypothetical Expenses

The table below is provided so that you can compare a Fund’s ongoing expense with those of another fund. It uses a hypothetical gross annual return of 5%, which is not the Fund’s actual return, and the Fund’s actual expense ratio for the six-month period (184/366 days) ended October 31, 2004 to calculate the ongoing expenses paid by a shareholder with an initial investment of $1,000.

	Value May 1, 2004	Value Oct 31, 2004	6-Month Net Return	Annualized Expense Ratio	Expenses Paid During the Period
International Equity	$1,000.00	$1,020.36	2.04%	0.95%	$4.82
European Quant Equity	1,000.00	1,020.36	2.04%	0.95%	4.82
European Emerging Markets	1,000.00	1,019.10	1.91%	1.20%	6.09
Euroland Blue Chip	1,000.00	1,019.10	1.91%	1.20%	6.09
European Growth Fund	1,000.00	1,019.10	1.91%	1.20%	6.09

Annual Report	22

Name, Address and Age	Position with Fund	Year Elected	Principal Occupation(s) Past 5 Years	Funds Series	Other Directorships Held
333 S. Grand Avenue Los Angeles CA 90071

Trustees (1)

W.D. Hilton, Jr. Age 57	Independent Trustee	2002	President and CEO, Trust Services, Inc.; Executive Director, NGC Bodily Injury Trust, and Managing Trustee, Fuller-Austin Trust	All	Trustee, The Payden & Rygel Investment Group; Director, BF&M, Ltd.

James Clayburn LaForce Age 75	Independent Trustee	2002	Dean Emeritus, The John E. Anderson School of Management at the University of California, Los Angeles	All	Trustee, The Payden & Rygel Investment Group; Trustee, BlackRock Closed End Funds; Trustee, Advisor Series Trust; Director, CancerVax Corp.; Director, Arena Pharmaceuticals, Inc.

Gerald S. Levey, M.D. Age 67	Independent Trustee	2002	Vice Chancellor, Medical Sciences, and Dean, School of Medicine at the University of California, Los Angeles	All	Trustee, The Payden & Rygel Investment Group

Scott J. Weiner Age 44	Interested Trustee	2002	Managing Principal, Payden & Rygel; President, Metzler/Payden, LLC	All

Norbert F.J. Enste Age 53	Interested Trustee	2002	Vice Chairman and Director, Metzler/Payden, LLC; Principal and Director, B. Metzler sell. Sohn & Co. Holdings KgaA; Chairman, Supervisory Board, Metzler Investment GmbH	All

Officers (2)

Scott J. Weiner Age 44	Chairman and President	2002	Managing Principal and Director, Payden & Rygel; President, Metzler/Payden, LLC	All

Frank Peter Martin Age 42	Executive Vice President	2002	Executive Vice President, Metzler Payden, LLC; Managing Director, Metzler Investment GmbH; Managing Director, Schroeders Investment Management GmbH

Brian W. Matthews Age 43	CFO	2003	Managing Principal, CFO and Director, Payden & Rygel	All

Yot Chattrabhuti Age 48	Vice President	2002	Senior Vice President, Mutual Fund Operations, Payden & Rygel	All

Bradley F. Hersh Age 36	Vice President and Treasurer	2002	Vice President and Treasurer, Payden & Rygel	All

David L. Wagner Age 53	Vice President and CCO	2002	Vice President, Risk Management, Payden & Rygel	All

Edward S. Garlock Age 53	Secretary	2002	Managing Principal, General Counsel and Director, Payden & Rygel	All

(1)	Trustees do not have a set term of office, but serve until resignation, death or removal.
(2)	Officers are elected by, and serve at the pleasure of, The Board of Trustees.

23	Metzler/Payden Funds

IMPORTANT INFORMATION: The information contained in this report is intended for shareholders of the Metzler/Payden Funds only. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus which provides further details.

The performance numbers presented in this report are derived from historical market data. There is no guarantee of future performance nor are Fund shares guaranteed. Investment return and principal value of an investment in a Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Fund shares are sold through Payden & Rygel Distributors, member NASD.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov or the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800 SEC-0330.

To view the Fund's proxy voting guidelines and proxy voting record, visit the SEC's web site at http://www.sec.gov. You may also call 866 673-8637 to request a free copy of the proxy voting guidelines.

METZLER/PAYDEN FUNDS

METZLER/PAYDEN FUNDS

333 South Grand Avenue Los Angeles, California 90071
866 673-8637 metzlerpayden.com

ITEM 2. CODE OF ETHICS

Effective June 9, 2003, the registrant adopted “The Metzler/Payden Investment Group Supplemental Code of Ethics for Principal Officers and Senior Financial Officers” (the “Supplemental Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller. A copy of the Supplemental Code of Ethics was filed as an exhibit to the registrant’s Annual Report on Form N-CSR for the fiscal year-end and reporting period of October 31, 2003. There has been no amendment to the Supplemental Code of Ethics during the period covered by this report, and the registrant has not granted any waiver, including any implicit waiver, from any provision of the Supplemental Code of Ethics during the period covered by this report. Any person may obtain without charge a copy of the Supplemental Code of Ethics by sending his or her request in writing to: The Metzler/Payden Investment Group, Attention: General Counsel, 333 South Grand Avenue, 32nd Floor, Los Angeles, CA 90071.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

At its meeting on December 20, 2004, the registrant’s Board of Trustees determined that W.D. Hilton, Jr., who is an independent Trustee of the registrant, is the audit committee financial expert for the registrant.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees:

Fiscal year ending October 31, 2004: $119,200

Fiscal year ending October 31, 2003: $104,500

(b) Audit-Related Fees:

Fiscal year ending October 31, 2004: $0

Fiscal year ending October 31, 2003: $0

(c) Tax Fees – For preparation of the annual tax returns (state and Federal) for each Fund:

Fiscal year ending October 31, 2004: $21,000

Fiscal year ending October 31, 2003: $18,500

(d) All Other Fees:

Fiscal year ending October 31, 2004: $0

Fiscal year ending October 31, 2003: $23,500 – Consulting services in connection with registrant’s project on documentation of its disclosure controls and procedures.

(e)(1) The Audit Committee of the registrant’s Board of Trustees, which is composed solely of independent Trustees, approves all services by the registrant’s principal accountant, and the fees for such services, prior to any engagement.

(e)(2) No services described in each of paragraphs (b) through (d) of this Item were approved by the Audit Committee of the registrant’s Board of Trustees pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Aggregate Non-Audit Fees:

Fiscal year ending October 31, 2004: $21,000 (Item 4(c) and (d))

Fiscal year ending October 31, 2001: $42,000 (Item 4(c) and (d))

(h) In the fiscal years ending October 31, 2004 and October 31, 2003, the registrant’s principal accountant did not provide any non-audit services to the registrant’s investment adviser, Metzler/Payden, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that required pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. However, each year at the time the Audit Committee of the registrant’s Board of Trustees considers the appointment and scope of services and fees for the registrant’s principal accountant, the Audit Committee considers whether the provision of services by the registrant’s principal accountant to the registrant’s investment adviser, Metzler/Payden, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant, is compatible with maintaining the principal accountant’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Included as a part of the report to shareholders filed under Item 1 of this report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of these controls and procedures as required by the applicable regulations, that the registrant’s disclosure controls and procedures are effective in ensuring that the information required to be disclosed by the registrant in this report is accumulated and communicated to them as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 11. EXHIBITS

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached as Exhibit 99.CERT.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached as Exhibit 99.906CERT. The certifications furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Metzler/Payden Investment Group

By:	/s/ SCOTT J. WEINER
Scott J. Weiner Chairman and President

Date: December 30, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Metzler/Payden Investment Group

By:	/s/ BRIAN W. MATTHEWS
Brian W. Matthews Vice President and Chief Financial Officer

Date: December 30, 2004